ALL OTHER ASSETS - Schedule of All Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Derivative instruments (Note 22)	$ 454	$ 702
Assets held for sale	93	183
Prepaid taxes and deferred charges	313	286
Cash collateral on derivatives	0	76
Accrued interest and investment income	457	426
Other	83	198
All other current assets	1,400	1,871
Equity method and other investments	8,253	7,542
Long-term receivables (Note 4)	1,236	1,689
Prepaid taxes and deferred charges	583	689
Insurance receivables	2,438	8,650
Insurance cash and cash equivalents	619	353
Pension surplus	1,793	1,930
Other	555	431
All other non-current assets	15,477	21,284
Other assets, total	$ 16,876	$ 23,155